Taxation - Additional information (Details) - Luxembourg	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Taxation
Utilization period beyond which tax losses are not recognised	60 years
Minimum
Taxation
Utilisation period of tax losses (in years)		35 years
Maximum
Taxation
Utilisation period of tax losses (in years)		39 years